Class S Shares | Mercer US Small/Mid Cap Value Equity Fund
Mercer US Small/Mid Cap Value Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, comprised primarily of capital appreciation.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class S Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class S Shares Mercer US Small/Mid Cap Value Equity Fund Class S
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Mercer US Small/Mid Cap Value Equity Fund Class S
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses (including custodial, legal, audit, transfer agent and Trustees’ fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class S shares of the Fund and an internal adminstrative fee of 0.15% paid by the Class S shares of the Fund to the Advisor)		0.36%
Acquired Fund Fees and Expenses		0.07%
Total Annual Fund Operating Expenses		1.58%
Management (Fee Waiver/Expense Reimbursement) or Recaptured Expense		(0.05%)
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement) or Recaptured Expense	[1]	1.53%
[1]	The Trust, with respect to the Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses (not including brokerage fees and expenses, interest, acquired fund fees and expenses and extraordinary expenses) otherwise would exceed 1.47% for the Class S shares of the Fund. Pursuant to the expense reimbursement agreement, the Advisor is entitled to recapture any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such recapture by the Advisor will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense reimbursement agreement will remain in effect through July 31, 2014, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Class S shares of the Fund had not commenced operations as of the date of this prospectus.
Example
The example below is intended to help you compare the costs of investing in the Class S Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class S shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class S Shares Mercer US Small/Mid Cap Value Equity Fund Class S	156	494	856	1,874

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class S Shares Mercer US Small/Mid Cap Value Equity Fund Class S	156	494	856	1,874

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in equity securities (such as common stock) issued by small-to-medium capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of small-to-medium capitalization U.S. companies. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “small-to-medium capitalization U.S. companies” to be companies with market capitalizations between $25 million and the largest company included in the Russell 2500™ Index (as of June 30, 2013, $12.2 billion). Generally, the Fund invests in stocks that appear to be undervalued based on the stocks’ intrinsic values relative to their current market prices.
Principal Risk Factors
The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Management Techniques Risk.  The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Market Risk.  The risk that movements in financial markets will adversely affect the prices of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry, country, or geographic region.

Portfolio Turnover Risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs (which could reduce investment returns), and capital gains.

Small and Medium Capitalization Company Risk.  The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Securities of small and medium capitalization companies also may pay no, or only small, dividends. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.

Value Stock Risk.  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to earnings ratios and are therefore cheaper than average relative to the companies’ earnings. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by the subadvisor, if other investors fail to recognize the stock’s value or the catalyst that the subadvisor believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadvisor anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns.

The Fund is not intended to serve as a complete investment program.
Performance of the Fund
The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class S shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class S shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Class S shares are subject to a 12b-1 fee and an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class S shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(2006 is Class Y-3’s first full calendar year of operation) Total Return

Calendar Year
The Fund’s calendar year-to-date return as of June 30, 2013 was 14.49%.
The Fund’s highest return for a quarter during the periods shown above was 20.32%, for the quarter ended September 30, 2009.
The Fund’s lowest return for a quarter during the periods shown above was -28.05%, for the quarter ended December 31, 2008.
Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Total Returns Class S Shares Mercer US Small/Mid Cap Value Equity Fund		1 Year	5 Years	Life of Fund	Inception Date
Class Y-3 Shares		14.76%	2.86%	3.01%	Aug. 15, 2005
Class Y-3 Shares Return After Taxes on Distributions		13.88%	2.39%	2.34%	Aug. 15, 2005
Class Y-3 Shares Return After Taxes on Distributions and Sale of Fund Shares		10.57%	2.36%	2.37%	Aug. 15, 2005
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)	[1]	19.21%	4.54%	4.80%	Aug. 15, 2005
[1]	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.